Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
15. Related Party Transactions
On November 24, 2025 we entered into a privately negotiated share repurchase agreement with certain funds associated with Pitango Venture Capital to repurchase 3,000,000 of our Class A ordinary shares for cash consideration of $4.64 per share, or an aggregate of approximately $13.9 million. The repurchase was effected pursuant to our existing Repurchase Program and was approved by our Audit Committee and board of directors.